12

                Manor Investment Funds, Inc.
                  113 West Chestnut Street
                   West Chester, PA  19380
                        610-431-0630



March 20, 1996

                                        via: EDGAR

Ms. Kathy Tewey
Securities & Exchange Commission
Washington, DC  20549


                    Re:  Filing under Rule 497
                    CIK  0001003924
                    Co.  Manor Investment Funds, Inc.
                    File 33-99520
                         811-9134


Dear Ms. Tewey:

     Please accept the attached filing of the Prospectus and Statement of Additional Information for Manor Investment
Funds, Inc., filed pursuant to Rule 497.

     Thank you for your assistance in this matter. If you have any addition comments or questions, please do not hesitate to contact me.


                              Sincerely,



                              Daniel A. Morris
                              President
                Manor Investment Funds, Inc.

                   West Chester, PA  19380
                        610-431-0630
                        800-787-3334



PROSPECTUS                              March 15, 1996



               The Fund & Investment Objective
Manor Investment Funds, Inc. is an open-end non-diversified management investment company whose primary objective is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.


                     Fund Share Purchase
Capital  shares  of the Fund may only be purchased  directly from  the  Fund at net asset value as next determined  after receipt  of order.  The minimium initial purchase is  $1,000 and the minimum subsequent purchase is $100.


                   Additional Information
This Prospectus, which should be retained for future reference, is designed to set forth concisely the information that you should know before you invest. A "Statement of Additional Information" containing additional information about the Fund has been filed with the Securities and Exchange Commission. Such Statement is dated September 30, 1995 and has been incorporated by reference into the Prospectus. A copy of the Statement may be obtained without charge, by writing to the Fund or by calling either of the telephone numbers shown above.



  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
     THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
    PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A
                      CRIMINAL OFFENSE.
FUND EXPENSES
The following illustrates all expenses and fees that a shareholder of Manor Investment Funds, Inc. will incur. The expenses and fees set forth are estimates based on the expected operating expenses of the Fund for its first full year of operation.

    Shareholder Transaction
           Expenses
Sales load imposed on purchases No
                                ne
Sales load imposed on           No
reinvested dividends            ne
Redemption fees                 No
                                ne
Exchange fees                   No
                                ne
IRA Trustee fees                No
                                ne
Annual Fund Operating Expenses
Management and advisory         1.
expenses                        0%
12 b-1 fees                     No
                                ne
All other expenses              0.
                                5%
       Total operating expenses 1.
                                5%

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The following example illustrates the expenses paid on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted above, the fund charges no redemption fees.

 1 Year   3 Years
  $15       $47
This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

THE FUND                        continuous operations.
Manor   Investment   Funds,
Inc.  (also referred to  as     The   Fund   will   utilize
the  "Fund") is an open-end     information  obtained  from
non-diversified  management     various  sources  including
investment  company.    The     earnings      expectations,
Fund  was  incorporated  in     fundamental      securities
Pennsylvania  on  September     valuation   and  securities
13,   1995.    The   Fund's     price trends.
registered  office  is   in
West Chester, PA  19380.        The  Fund invests primarily
                                in securities which provide
                                favorable  growth prospects
OBJECTIVE AND POLICIES          and   some level of current
Objective:    The   primary     income.  The Fund may  also
objective  of the  Fund  is     invest in securities  which
capital  appreciation.    A     provide  favorable   growth
secondary objective  is  to     prospects   but   do    not
provide a moderate level of     provide   some   level   of
current  income.  The  Fund     current  income.  The  Fund
seeks   to   achieve    its     may    also    invest    in
objectives   primarily   by     government  and   corporate
investing in common  stocks     bonds,     or    short-term
and  securities convertible     interest            bearing
into common stocks.             securities,    when     the
                                adviser   believes   market
It  must be realized, as is     conditions    warrant     a
true    of    almost    all     defensive position.
securities, there can be no
assurance  that  the   Fund     Portfolio Turnover  Policy:
will   obtain  its  ongoing     The  Fund does not  propose
objective    of     capital     to  purchase securities for
appreciation  and  moderate     short  term trading in  the
income.                         ordinary     course      of
                                operations.    Accordingly,
Investment Policies             it  is  expected  that  the
The    Fund   will   invest     annual  turnover rate  will
primarily  in common  stock     not   exceed  50%,  wherein
of large U.S. corporations.     turnover  is  computed   by
The Fund will not invest in     dividing the lesser of  the
foreign securities, and  no     Fund's  total purchases  or
more  than 5% of the Fund's     sales  of securities within
net assets will be invested     the  period by the  average
in  companies that  do  not     monthly portfolio value  of
have    three   years    of     the    Fund   during   such
period.  There may be times     INVESTMENT RISKS
when  management  deems  it     Market   Risk:   The   Fund
advisable  to substantially     invests  in  common  stocks
alter  the  composition  of     which  can decline in price
the   portfolio,  in  which     over short or even extended
event,     the    portfolio     periods.   For  five   year
turnover     rate     might     timeperiods from  1926-1994
substantially  exceed  50%;     the   stock   market,    as
this would only result from     measured  by  the  S&P  500
special  circumstances  and     returned   an  average   of
not  from the Fund's normal     10.2%, with a high of 23.9%
operations.                     and a low of -12.5%.

Nondiversitfication Policy:     Inflation  Risk:  Inflation
The  Fund is classified  as     represents  a  risk  to  an
being non-diversified which     investment        portfolio
means that it may invest  a     because it reduces the real
relatively  high percentage     return of a portfolio  over
of   its   assets  in   the     time.         Historically,
obligations  of  a  limited     inflation  averaged   3.1%,
number  of  issuers.    The     offsetting  most   of   the
Fund,  therefore,  may   be     returns  from money  market
more  susceptible  than   a     investments   and    bonds.
more   widely   diversified     Using    the   illustration
fund    to    any    single     above,   average  inflation
economic,   political,   or     reduced  the  returns  from
regulatory occurrence.  The     the    stock   market    by
policy of the Fund, in  the     approximately one third.
hope   of   achieving   its
objective as stated  above,
is,   therefore,   one   of     TAX STATUS
selective       investments     Under  provisions  of  Sub-
rather      than      broad     Chapter  M of the  Internal
diversification.  The  Fund     Revenue  Code  of  1954  as
seeks      only      enough     amended,   the   Fund,   by
diversification         for     paying   out  substantially
adequate     representation     all   of   its   investment
among what it considers  to     income and realized capital
be   the   best  performing     gains,   intends   to    be
securities and to  maintain     relieved of federal  income
its   federal   non-taxable     tax    on    the    amounts
status under Sub-Chapter  M     distributed              to
of   the  Internal  Revenue     shareholders.  In order  to
Code.                           qualify   as  a  "regulated
                                investment  company"  under
Sub-Chapter M, at least 90%     capital,  are  subject   to
of  the Fund's income  must     federal income taxes.
be  derived from dividends,
interest  and  gains   from     The  Fund  is  required  by
securities transactions, no     Federal law to withhold 31%
more than 30% of the Fund's     of    reportable   payments
profits may be derived from     (which      may     include
sales  of  securities  held     dividends,  capital  gains,
less than three months, and     distributions           and
no  more  than 50%  of  the     redemptions)    paid     to
Fund's  assets  may  be  in     shareholders who  have  not
security  holdings  of  any     complied      with      IRS
issuer  that exceed  5%  of     regulations.  In  order  to
the  total  assets  of  the     avoid    this   withholding
Fund   at   the   time   of     requirement,    you    must
purchase.                       certify  on a W-9 tax  form
                                supplied  by the Fund  that
Distribution  of  any   net     your  Social  Security   or
long   term  capital  gains     Taxpayer     Identification
realized  by the fund  will     Number  provided is correct
be     taxable    to    the     and   that  you   are   not
shareholder  as  long  term     currently subject to  back-
capital  gains,  regardless     up withholding, or that you
of  the length of time Fund     are   exempt  from  back-up
shares  have been  held  by     withholding.
the  investor.  All  income
realized   by   the    Fund
including    short     term     INVESTMENT RESTRICTIONS
capital   gains,  will   be     The  By-Laws  of  the  Fund
taxable  to the shareholder     provide    the    following
as     ordinary     income.     fundamental      investment
Dividends  from net  income     restrictions; the Fund  may
will  be  made annually  or     not, except by the approval
more   frequently  at   the     of   a   majority  of   the
discretion  of  the  Fund's     outstanding shares:
Board     of     Directors.
Dividends received  shortly     (a)  Act as underwriter for
after purchase of shares by       securities    of    other
an  investor will have  the       issuers except insofar as
effect of reducing the  per       the Fund may be deemed an
share  net asset  value  of       underwriter in  disposing
his shares by the amount of       of its own portfolio.
such      dividends      or     (b)       Issue      senior
distributions and, although       securities, borrow  money
in   effect  a  return   of       or purchase securities on
  margin,  but  may  obtain       a loan.
  such short term credit as     (h)   Acquire more than 10%
  may   be  necessary   for       of  the securities of any
  clearance   of  purchases       class  of another issuer,
  and  sales  of securities       treating   all  preferred
  for     temporary      or       securities of  an  issuer
  emergency purposes in  an       as a single class and all
  amount  not exceeding  5%       debt   securities  as   a
  of the value of its total       single  class, or acquire
  assets.                         more  than  10%  of   the
(c)       Sell   securities       voting   securities    of
  short.                          another issuer.
(d) Invest in securities of     (i)   Invest  in  companies
  other          investment       for   the   purpose    of
  companies except as  part       acquiring control.
  of        a       merger,     (j)     Purchase or  retain
  consolidation,         or       securities of any  issuer
  purchase    of     assets       if   the   officers   and
  approved  by  the  Fund's       directors of the Fund  or
  shareholders    or     by       its   Investment  Adviser
  purchases  with  no  more       owning individually  more
  that  10%  of the  Fund's       than  1/2  of 1%  of  any
  assets in the open market       class     of    security,
  involving  only customary       collectively   own   more
  brokers commissions.            than 5% of such class  of
(e)    Invest more that 25%       securities    of     such
  of its assets at the time       issuer.
  of  purchase in  any  one     (k)    Pledge, mortgage  or
  industry.                       hypothecate  any  of  its
(f)    Make investments  in       assets.
  commodities,    commodity     (l)    Invest in securities
  contracts or real  estate       which  may be subject  to
  although  the  Fund   may       registration  under   the
  purchase     and     sell       Securities  Act  of  1933
  securities  of  companies       prior  to  sale  to   the
  which deal in real estate       public  or which are  not
  or interests therein.           at  the  time of purchase
(g)     Make  loans.    The       readily salable.
  purchase of a portion  of     (m)    Invest more than  5%
  a    readily   marketable       of the total Fund assets,
  issue     of     publicly       taken at market value  at
  distributed        bonds,       the time of purchase,  in
  debentures or other  debt       securities  of  companies
  securities  will  not  be       with   less  than   three
  considered the making  of       years'         continuous
  operation, including  the     approval is voted at  least
  operations     of     any     annually  by a majority  of
  predecessor.                  the  directors of the  Fund
                                who are neither parties  to
INVESTMENT ADVISER              the      agreement      nor
Morris           Investment     interested    persons    as
Management Services,  Inc.,     defined  in  the Investment
113  West Chestnut  Street,     Company  Act of 1940  at  a
West  Chester,  PA,  is   a     meeting   called  for   the
Pennsylvania    corporation     purpose  of voting on  such
that     acts    as    sole     approval.
Investment Adviser  to  the
Fund.  Mr. Daniel A. Morris     Under  the  agreement,  the
is the sole owner, director     Investment   Adviser   will
and    officer    of    the     direct the purchase or sale
Investment Adviser  and  is     of investment securities in
also president of the Fund.     accordance with the  stated
As  of  September 30,  1995     objectives  of  the   Fund,
Mr.    Morris   owns    all     under  the  review  of  the
outstanding    shares    of     Directors   of  the   Fund.
Morris           Investment     The   Agreement   may    be
Management, Inc. and of the     terminated  at  any   time,
outstanding shares of Manor     without the payment of  any
Investment   Funds.     Mr.     penalty,  by the  Board  of
Morris    has    been     a     Directors or by vote  of  a
shareholder,      executive     majority of the outstanding
officer    and    portfolio     voting  securities  of  the
manager    for   investment     Fund  on  not more than  60
advisors  to  mutual  funds     days' written notice to the
and  other investors  since     Investment Adviser. In  the
1981.                           event  of  its  assignment,
                                the      Agreement     will
On  September 18, 1995  the     terminate    automatically.
shareholders  of  the  Fund     For these services the Fund
approved  a management  and     has agreed to pay to Morris
advisory   contract    with     Investment       Management
Morris           Investment     Services,  Incorporated   a
Management Services,  Inc.,     fee  of 1% per year on  the
to    act   as   Investment     net  assets  of  the  Fund.
Adviser of the Fund,  which     This  rate of the  advisory
was unanimously approved by     fee   is  generally  higher
the   Board  of  Directors.     than   that  paid  by  most
This     agreement     will     mutual funds.  All fees are
continue on a year to  year     computed  on  the   average
basis     provided     that     daily   closing  net  asset
value  of the Fund and  are
payable    monthly.     The
Investment   Adviser   will
forego all or a portion  of
its  fees in order to  hold
the  total expenses of  the
Fund  to no more than  1.5%
of averaged assets.

Pursuant  to  its  contract
with    the    Fund,    the
Investment    Adviser    is
required     to      render
research, statistical,  and
advisory  services  to  the
Fund;  and to make specific
recommendations  based   on
the    Fund's    investment
requirements.  Fees of  the
custodian,  registrar,  and
transfer  agents  shall  be
paid by the Fund.  The Fund
pays  all  other  expenses,
including fees and expenses
of directors not affiliated
with  the Adviser, if  any;
legal  and accounting fees;
interest,    taxes,     and
brokerage      commissions,
recordkeeping    and    the
expense  of  operating  its
offices.    The  Investment
Adviser   has   paid    the
initial      organizational
costs of the Fund and  will
reimburse the Fund for  any
and   all  losses  incurred
because     of    rescinded
purchases.

OFFICERS AND DIRECTORS OF THE FUND
The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:


     Name and Address          Position
     Principal Occupation Past Five Years

     Daniel A. Morris          President
     President
     304 Albermarle Grove      Interested Director
     Morris Investment Management Services, Inc.
     West Chester, PA                                   West
     Chester, PA
                               Senior Vice President
                               Consistent Asset Management
     Co,
                               Chadds Ford, PA

     Bruce Laverty             Secretary
     Attorney
     810 Dowingtown Pike       Interested Director
     Laverty, Nilsen & Reed
     West Chester, PA                                   West
     Chester, PA

     James McFadden            Treasurer                Vice
     President, Credit Administration
     305 Devonshire Circle     Interested Director      MBNA
     America Bank, N.A.
     West Chester, PA
     Newark, DE

     Edward Erlichman          Non-Interested
     President
     P.O. Box 513 Director     Kara Aerospace, Inc.
     Bedford, PA               Bedford, PA

     Richard A. Kund, Jr.      Non-Interested
     Marketing Representative
     304 Hidden Creek Dr.      Director
     Laboratory Corporation of America
     Horsham, PA               Burlington, NC

     Frederick L. Myers, CPA   Non-Interested
     Certified Public Accountant
     302 Albermarle Grove      Director
     Myers & Associates, CPA's
     West Chester, PA                                   West
     Chester, PA

     James F. Nolan            Non-Interested
     Attorney
     113 West Chestnut St.     Director                 West
     Chester, PA
     West Chester, PA

     Alan Weintraub            Non-Interested
     Manager of Technology Consulting
     305 Albermarle Grove      Director                 JVC
     Technology, Inc.
     West Chester, PA
     Wayne, PA

CAPITALIZATION                 terminate  the  offering  of
Description of Common Stock:   its   shares  made  by  this
The               authorized   Prospectus at any  time  and
capitalization of  the  Fund   to      reject      purchase
consists    of    10,000,000   applications  when,  in  the
shares  of common  stock  of   judgment  of the  management
$.001  par value per  share.   such     termination      or
Each    share   has    equal   rejection  is  in  the  best
dividend,  distribution  and   interests of the Fund.
liquidation  rights.   There
are  no  conversion or  pre-   Initial         Investments:
emptive rights applicable to   Initial  purchase of  shares
any shares of the Fund.  All   of the Fund may be made only
shares issued are fully paid   by  application submitted to
and non-accessible.            the     Fund.     For    the
                               convenience of investors,  a
Voting  Rights:  Each holder   Share  Purchase  Application
of  common  stocks  has  one   form  is provided with  this
vote  for  each share  held.   Prospectus.    The   minimum
Voting   rights   are   non-   initial  purchase of  shares
cumulative, which means that   is $1,000.
the holders of a majority of
shares  of common stock  can   Subsequent        Purchases:
elect  all the directors  of   Subsequent purchases may  be
the  Fund if they so choose,   made  by  mail or in person.
and   the  holders  of   the   The  minimum  is  $100,  but
remaining shares will not be   less  may be accepted  under
able to elect any person  as   special circumstances.
a director.
                               To  purchase shares complete
                               the   application  form  and
PURCHASE OF SHARES -           mail   to  Manor  Investment
REINVESTMENTS                  Funds,   113  West  Chestnut
The  offering price  of  the   Street,  West  Chester,   PA
shares  offered by the  Fund   19380.     For    additional
is  at  the net asset  value   information contact the Fund
per  share  next  determined   at 610-431-0630.
after    receipt   of    the
purchase  order by the  Fund   Reinvestments: The Fund will
and   is  computed  in   the   automatically   retain   and
manner  described under  the   reinvest    dividends    and
caption  "PRICING OF SHARES"   capital  gain  distributions
in   this  prospectus.   The   and    purchase   additional
Fund  reserves the right  at   shares  for  the shareholder
its   sole   discretion   to   at net asset value as of the
close  of  business  on  the   are   not  taxed  until  the
distribution   date.     Any   account is distributed.
surplus  over  whole  shares
will  be  paid in  cash.   A   A  Disclosure  Statement  is
shareholder may at any  time   required  by  U.S.  Treasury
by  letter or forms supplied   Regulations.  This Statement
by  the Fund direct the fund   describes    the     general
to   pay   dividend   and/or   provisions of the IRA and is
capital gains distributions,   forwarded to all prospective
if  any, to such shareholder   IRA's.   There is no  charge
in cash.                       to open and maintain a Manor
                               Investment Funds IRA.   This
Whole  Shares:  Whole shares   policy may be changed by the
may  be  purchased from  the   Board  of Directors if  they
Fund.   No fractional shares   deem  it  to be in the  best
will  be  issued.  The  Fund   interests       of       all
will maintain an account for   shareholders.  All IRA's may
each  shareholder of  shares   be  revoked within 7 days of
for  which  no  certificates   their establishment with  no
have been issued.              penalty.


RETIREMENT PLANS               PRICING OF SHARES
Individual        Retirement   The  net asset value of  the
Account:   Individuals   who   Fund's shares are determined
have  compensation, but  who   as  of the close of business
are  either  not covered  by   of   the   New  York   Stock
existing           qualified   Exchange  on  each  business
retirement  plans,  or   are   day  of  which that Exchange
covered  and  do  not   have   is   open  (presently   4:00
incomes which exceed certain   p.m.)  Monday through Friday
amounts, may contribute tax-   exclusive   of  Washington's
deductible  dollars  to   an   Birthday,    Good    Friday,
IRA.   Individuals  who  are   Memorial  Day, 4th of  July,
covered      by     existing   Labor   Day,   Thanksgiving,
retirement plans, and  whose   Christmas  and  New   Years.
incomes      exceed      the   The  price is determined  by
applicable amounts, are  not   dividing  the value  of  its
permitted  to  deduct  their   securities,  plus  any  cash
IRA     contributions    for   and  other assets  less  all
federal income tax purposes.   liabilities, by  the  number
However,     whether      an   of  shares outstanding.  The
individual's   contributions   market  value of  securities
are  deductible or not,  the   listed    on   a    national
earnings on his or  her  IRA   exchange is determined to be
the  last recent sales price   proceeds  received  by   the
on  such  exchange.   Listed   shareholder may be  more  or
securities  that  have   not   less  than his cost of  such
recently traded and over-the-  shares,  depending upon  the
counter    securities    are   net asset value per share at
valued at the last bid price   the  time of redemption  and
in such market.                the  difference  should   be
                               treated  by  the shareholder
Short   term   paper   (debt   as  a  capital gain or  loss
obligations that  mature  in   for   federal   income   tax
less   than  60  days)   are   purposes.
valued  at  amortized   cost
which   approximates  market   Payment  by  the  Fund  will
value.   Other  assets   are   ordinarily be made by  check
valued  at  fair  value   as   within   seven  days   after
determined in good faith  by   tender.    The   Fund    may
the Board of Directors.        suspend    the   right    of
                               redemption  or postpone  the
                               date of payment if: The  New
REDEMPTION OF SHARES           York   Stock   Exchange   is
The Fund will redeem all  or   closed   for   other    than
any  portion  of  the  total   customary weekend or holiday
amount of the shares of  any   closings, or when trading on
shareholder  who  tenders  a   the  New York Stock Exchange
written     request      for   is  restricted as determined
redemption  signed  by   the   by    the   Securities   and
shareholder.              If   Exchange Commission or  when
certificates    have    been   the  Securities and Exchange
issued the shareholder  must   Commission   has  determined
submit   properly   executed   that  an  emergency  exists,
certificates for redemption.   making   disposal  of   fund
In   either   case,   proper   securities  or valuation  of
endorsements      guaranteed   net  assets  not  reasonably
either by a national bank or   practicable.
a  member  firm of  the  New
York Stock Exchange will  be   To  redeem shares send  your
required     unless      the   written  request  to   Manor
shareholder  is   known   to   Investment Funds,  113  West
management.                    Chestnut    Street,     West
                               Chester,  PA   19380.    For
The  redemption price is the   additional       information
net  asset  value per  share   contact the Fund at 610-431-
next determined after notice   0630.
is  received by the Fund for
redemption  of shares.   The
BROKERAGE                      reduced  expenses   of   the
The    Fund   requires   all   Adviser.
brokers      to       effect
transactions  in   portfolio   Other  than set forth above,
securities in such a  manner   the   Fund   has  no   fixed
as  to  get prompt execution   policy,  formula, method  or
of  the  orders at the  most   criteria  which it  uses  in
favorable   price.     Where   allocating         brokerage
consistent  with best  price   business     to      brokers
and  execution and in  light   furnishing   materials   and
of  its  limited  resources,   services.   The   Board   of
the   Fund  will  deal  with   Directors   evaluates    and
primary  market  makers   in   reviews  the  reasonableness
placing     over-the-counter   of   brokerage   commissions
portfolio orders.              paid semiannually.

The  Fund places all  orders
for purchase and sale of its   MANAGEMENT OF THE FUND
portfolio securities through   Shareholders  meet  annually
the  Fund President  who  is   to  elect all members of the
answerable to the Fund Board   Board  of Directors,  select
of Directors.  He may select   an  independent auditor, and
brokers who, in addition  to   vote   on  any  other  items
meeting      the     primary   deemed   pertinent  by   the
requirements  of   execution   incumbent    Board.      The
and  price,  have  furnished   Directors   supervise    the
statistical or other factual   operation  of  the  Fund  in
information  and   services,   accordance  with its  stated
which,  in  the  opinion  of   objectives,  policies,   and
management, are  helpful  or   investment     restrictions.
necessary   to  the   Fund's   The   Board   appoints   the
normal  operations.    Those   officers to run the Fund and
services     may     include   selects     an    Investment
economic  studies,  industry   Adviser      to      provide
studies,  security  analysis   investment    advice    (See
and      reports,      sales   Investment Adviser, pg.  5).
literature  and  statistical   It meets six times a year to
services  furnished   either   review  Fund  progress   and
directly to the Fund  or  to   status.  In addition, a non-
the  Adviser.  No effort  is   interested Director performs
made     in    any     given   an     independent     audit
circumstance  to   determine   whenever  requested  by  the
the value of these materials   Board.
or services or the amount by
which   they   might    have
                               registration  statement   on
                               file  with the Securities  &
                               Exchange  Commission.    The
CUSTODIAN & TRANSFER AGENT     registration  statement  may
The  Fund  acts as  its  own   be  inspected without charge
transfer    agent.     First   at  the principal office  of
National   Bank   of    West   the      Commission       in
Chester  acts  as  custodian   Washington, D.C. and  copies
for the Fund.                  of  all or part thereof  may
                               be  obtained upon payment of
                               the  fee prescribed  by  the
REPORTS TO SHAREHOLDERS        Commission.     Shareholders
The     Fund    sends    all   may also direct inquiries to
shareholders annual  reports   the  Fund by phone or at the
containing         certified   address given on page one of
financial   statements   and   this Prospectus.
other  periodic reports,  at
least          semiannually,
containing         unaudited
financial statements.


AUDITORS & LITIGATION
Claude   Granese,  Certified
Public   Accountant,  Spring
House,  PA has been selected
as      the      independent
accountant  and  auditor  of
the  Fund.   Claude  Granese
has  no  direct or  indirect
financial  interest  in  the
Fund or the Adviser.

As   of  the  date  of  this
prospectus,  there  was   no
pending     or    threatened
litigation   involving   the
Fund    in    any   capacity
whatsoever.


ADDITIONAL INFORMATION
This     Prospectus    omits
certain          information
contained       in       the
NEW ACCOUNT REGISTRATION       one permitted)

1.  Investment Selection
       Make Check Payable      ____________________________
to:                            ____________under the
           The Manor                 Minor's name (only one
Investment Funds               permitted)
           113 West Chestnut
Street
            West Chester, PA   __________________Uniform
19380                          Gifts/Transfers to Minors
            610-431-0630       Act
      Initial Investment:            Donor's State
$__________                          Minor's Social
      (Minimum initial         Security Number must be in
purchase $1,000)               Sec. 4.

2.  Account Registration
      Individual:    Please
print or type.                       A Trust (including
                               Corporate Pension Plans):

____________________________
__________________             ____________________________
       First Name              _______as trustee(s) for
MI                   Last            Name of Trustee(s)
Name

      Joint Owner:    Please   ____________________________
print or type.                 ___________________
                                     Name of Trust

____________________________         under agreement dated
__________________             ____________________________
       First Name              _
MI                  Last
Name                           Date of Trust


       Gift to Minor:               A Corporation,
                               Partnership, or other
                               entity:
____________________________
_______as custodian for
      Custodian's name (only   ____________________________
_                              Number
     Name of Corporation or
other entity                          ________-_____-
                               ________   or   _____-
                               _____________
Do not use for IRA's, call            Social Security
for information                Number
                               Employer ID Number
     Mailing Address
                                      Your application will
                               be returned if this
____________________________           section is not
________________               completed and signed.
     Street Address
                                       Check One:      ____
                               U.S. Citizen
____________________________
________________               ____ Resident Alien
     City
State                 Zip      ____ Non-resident Alien


____________________________   ____________________________
________________               _________________
     Home Phone                        Country Of Residence


____________________________   The undersigned certify that
________________               I/we have full authority and
     Business Phone            legal capacity to purchase
                               shares of the Fund and
3. Distribution Options        affirm that I/we have
      All income dividends     received a current
and capital gains              prospectus for The Manor
      distributions will be    Investment Funds and agree
reinvested unless noted        to be bound by its terms.
below:
      ____ Pay all income in   ____________________________
cash.                          _____________________
      ____ Pay all capital     Signature of Owner, Trustee
gains in cash.                 or Custodian
                               Date
4. Required Information,
Signatures                     ____________________________
      Tax Identification       _____________________
Signature of Joint Owner (if
any)
Date

                       INVESTMENT ADVISER
           MORRIS INVESTMENT MANAGEMENT SERVICES, INC.
                    113 West Chestnut Street
                     West Chester, PA  19380

                        TABLE OF CONTENTS
Fund Expenses         2
The Fund              3
Objective & Policies
   Objective          3
   Investment         3
Policies
   Portfolio          3
Turnover Policy
                      3
Nondiversification
Policy
Investment Risks
   Market Risk        3
   Inflation Risk     4
Tax Status            4
Investment            4
Restrictions
Investment Adviser    5
Officers & Directors  6
of the Fund
Capitalization
   Description of     7
Common Stock
   Voting Rights      7
Purchase of Shares -
Reinvestments
   Initial            7
Investments
   Subsequent         7
Purchases
   Reinvestments      7
   Whole Shares       7
Retirement Plans
   IRA                7
Pricing of Shares     8
Redemption of Shares  8
Brokerage             8
Management of the     9
Fund
Custodian & Transfer  9
Agent
Reports to            9
Shareholders
Auditors &            9
Litigation
Additional            9
Information
Share Purchase        1
Application           0







                                                       PROSPECTUS




                  Manor Investment Funds, Inc.
                     West Chester, PA  19380
                          610-431-0630
                          800-787-3334











The primary objective of the Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.

                            FORM N1-A

                             PART B

               STATEMENT OF ADDITIONAL INFORMATION

                  Manor Investment Funds, Inc.

                     West Chester, PA  19380
                          610-431-0630
                          800-787-3334

     This Statement is not a Prospectus, but should be read in conjunction with the Fund's current Prospectus (dated March 15,
1996). To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

                        TABLE OF CONTENTS

              The Fund                           2
                      Objective & Policies
                    Objectives                   2
                    Investment Policies          2
                    Portfolio Turnover Policy    2
                    Nondiversificaton Policy     2
                        Investment Risks
                    Market Risk                  2
                    Inflation Risk               2
              Tax Status                         3
              Investment Restrictions            3
              Investment Adviser                 4
              Officers & Directors of the Fund   5
                         Capitalization
                    Description of Common Stock  6
                    Voting Rights                6
                Purchase of Shares - Reinvestment
                    Initial Investments          6
                    Subsequent Purchases         6
                    Reinvestments                6
                    Whole Shares                 6
                        Retirement Plans
                    IRA                          6
              Pricing of Shares                  7
              Redemption of Shares               7
              Brokerage                          7
              Management of Fund                 7
              Custodian and Transfer Agent       7
              Reports to Shareholders            7
              Auditors and Litigation            7
              Additional Information             7
              Auditor's Report                   8
                   Statement of Assets & Liabilities
                     Notes to Financial Statements
THE FUND
Manor Investment Funds, Inc. (also referred to as the "Fund")  is
an  open-end non-diversified management investment company.   The
Fund was incorporated in Pennsylvania on September 13, 1995.  The
Fund's registered office is in West Chester, PA  19380.

OBJECTIVE AND POLICIES
Objective: The primary objective of the Fund is capital appreciation. A secondary objective is to provide a moderate level of current income. The Fund seeks to achieve its objectives primarily by investing in common stocks and securities convertible into common stocks.

It must be realized, as is true of almost all securities, there can be no assurance that the Fund will obtain its ongoing objective of capital appreciation and moderate income.

Investment Policies
The Fund will invest primarily in common stock of large U.S. corporations. The Fund will not invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations.

The Fund will utilize information obtained from various sources including earnings expectations, fundamental securities valuation and securities price trends.

The Fund invests primarily in securities which provide favorable growth prospects and some level of current income. The Fund may
also   invest  in  securities  which  provide  favorable   growth
prospects  but do not provide some level of current income.   The
Fund may also invest in government and corporate bonds, or short-term interest bearing securities, when the adviser believes market conditions warrant a defensive position.

Portfolio Turnover Policy: The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, wherein turnover is computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

Nondiversitfication Policy: The Fund is classified as being non-diversified which means that it may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The Fund, therefore, may be more susceptible than a more widely diversified fund to any single economic, political, or regulatory occurrence. The policy of the Fund, in the hope of achieving its objective as stated above, is, therefore, one of selective investments rather than broad diversification. The Fund seeks only enough diversification for adequate representation among what it considers to be the best performing securities and to maintain its federal non-taxable status under Sub-Chapter M of the Internal Revenue Code


INVESTMENT RISKS
Market Risk: The Fund invests in common stocks which can decline in price over short or even extended periods. For five year timeperiods from 1926-1994 the stock market, as measured by the S&P 500 returned an average of 10.2%, with a high of 23.9% and a low of -12.5%.

Inflation Risk: Inflation represents a risk to an investment portfolio because it reduces the real return of a portfolio over time. Historically, inflation averaged 3.1%, offsetting most of the returns from money market investments and bonds. Using the illustration above, average inflation reduced the returns from the stock market by approximately one third.

TAX STATUS
Under provisions of Sub-Chapter M of the Internal Revenue Code of 1954 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Sub-Chapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, no more than 30% of the Fund's profits may be derived from sales of securities held less than three months, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

Distribution of any net long term capital gains realized by the fund will be taxable to the shareholder as long term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

INVESTMENT RESTRICTIONS
The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

(a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
(b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
(c) Sell securities short.
(d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that
  10% of the Fund's assets in the open market involving only customary brokers commissions.
(e) Invest more that 25% of its assets at the time of purchase in any one industry.
(f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
(g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
(h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
(i) Invest in companies for the purpose of acquiring control.
(j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
(k) Pledge, mortgage or hypothecate any of its assets.
(l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
(m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.

INVESTMENT ADVISER
Morris Investment Management Services, Inc., 113 West Chestnut Street, West Chester, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. As of September 30, 1995 Mr. Morris owns all outstanding shares of Morris Investment
Management, Inc. and of the outstanding shares of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Investment Management Services, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940 at a meeting called for the purpose of voting on such approval.

Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Investment Management Services, Incorporated a fee of 1% per year on the net assets of the Fund. This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets.


Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, recordkeeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.
OFFICERS AND DIRECTORS OF THE FUND
The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:

     Name and Address          Position                 Principal
     Occupation Past Five Years

     Daniel A. Morris          President                President
     304 Albermarle Grove      Interested Director      Morris
     Investment Management Services, Inc.
     West Chester, PA                                   West
     Chester, PA
                               Senior Vice President
                               Consistent Asset Management Co,
                               Chadds Ford, PA

     Bruce Laverty             Secretary                Attorney
     810 Dowingtown Pike       Interested Director      Laverty,
     Nilsen & Reed
     West Chester, PA                                   West
     Chester, PA

     James McFadden            Treasurer                Vice
     President, Credit Administration
     305 Devonshire Circle     Interested Director      MBNA
     America Bank, N.A.
     West Chester, PA                                   Newark,
     DE

     Edward Erlichman          Non-Interested           President
     P.O. Box 513 Director     Kara Aerospace, Inc.
     Bedford, PA               Bedford, PA

     Richard A. Kund, Jr.      Non-Interested           Marketing
     Representative
     304 Hidden Creek Dr.      Director
     Laboratory Corporation of America
     Horsham, PA               Burlington, NC

     Frederick L. Myers, CPA   Non-Interested           Certified
     Public Accountant
     302 Albermarle Grove      Director                 Meyers &
     Associates, CPA's
     West Chester, PA                                   West
     Chester, PA

     James F. Nolan            Non-Interested           Attorney
     113 West Chestnut St.     Director                 West
     Chester, PA
     West Chester, PA

     Alan Weintraub            Non-Interested           Manager
     of Technology Consulting
     305 Albermarle Grove      Director                 JVC
     Technology, Inc.
     West Chester, PA                                   Wayne, PA

CAPITALIZATION
Description of Common Stock: The authorized capitalization of the Fund consists of 10,000,000 shares of common stock of $.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or pre-emptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-accessible.

Voting Rights: Each holder of common stocks has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.


PURCHASE OF SHARES - REINVESTMENTS
The  offering price of the shares offered by the Fund is  at  the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund.

Initial Investments: Initial purchase of shares of the Fund may be made only by application submitted to the Fund. For the convenience of investors, a Share Purchase Application form is provided with this Prospectus. The minimum initial purchase of shares is $1,000.

Subsequent Purchases:  Subsequent purchases may be made  by  mail
or  in  person.   The minimum is $100, but less may  be  accepted
under special circumstances.

To  purchase  shares complete the application form  and  mail  to
Manor  Investment Funds, 113 West Chestnut Street, West  Chester,
PA   19380.  For additional information contact the Fund at  610-
431-0630.

Reinvestments: The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. Any surplus over whole shares will be paid in cash. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

Whole  Shares:  Whole shares may be purchased from the Fund.   No
fractional shares will be issued. The Fund will maintain an account for each shareholder of shares for which no certificates have been issued.


RETIREMENT PLANS
Individual Retirement Account: Individuals who have compensation, but who are either not covered by existing qualified retirement plans, or are covered and do not have incomes which exceed certain amounts, may contribute tax-deductible dollars to and IRA. Individuals who are covered by existing retirement plans, and whose incomes exceed the applicable amounts, are not permitted to deduct their IRA contributions for federal income tax purposes. However, whether an individual's contributions are deductible or not, the earnings on his or her IRA are not taxed until the account is distributed.

A Disclosure Statement is required by U.S. Treasury Regulations. This Statement describes the general provisions of the IRA and is forwarded to all prospective IRA's. There is no charge to open and maintain a Manor Investment Funds IRA. This policy may be changed by the Board of Directors if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty.




PRICING OF SHARES
The net asset value of the Fund's shares are determined as of the close of business of the New York Stock Exchange on each business day of which that Exchange is open (presently 4:00 p.m.) Monday through Friday exclusive of Washington's Birthday, Good Friday, Memorial Day, 4th of July, Labor Day, Thanksgiving, Christmas and New Years. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market.

Short  term paper (debt obligations that mature in less  than  60 days)  are  valued  at  amortized cost which approximates  market
value.   Other  assets are valued at fair value as determined  in
good faith by the Board of Directors.


REDEMPTION OF SHARES
The Fund will redeem all or any portion of the total amount of the shares of any shareholder who tenders a written request for redemption signed by the shareholder. If certificates have been issued the shareholder must submit properly executed certificates for redemption. In either case, proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange will be required unless the shareholder is known to management.

The redemption price is the net asset value per share next determined after notice is received by the Fund for redemption of shares. The proceeds received by the shareholder may be more or less than his cost of such shares, depending upon the net asset value per share at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

To  redeem  shares send your written request to Manor  Investment
Funds,  113  West Chestnut Street, West Chester, PA  19380.   For
additional information contact the Fund at 610-431-0630.


BROKERAGE
The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.

Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


MANAGEMENT OF THE FUND
Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice (See Investment Adviser, pg.
3). It meets six times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.



CUSTODIAN & TRANSFER AGENT
The Fund acts as its own transfer agent. First National Bank of West Chester acts as custodian for the Fund.



REPORTS TO SHAREHOLDERS
The   Fund  sends  all  shareholders  annual  reports  containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.


AUDITORS & LITIGATION
Claude Granese, Certified Public Accountant, Spring House, PA has
been  selected as the independent accountant and auditor  of  the
Fund.   Claude  Granese  has  no  direct  or  indirect  financial
interest in the Fund or the Adviser.

As  of  the  date  of this prospectus, there was  no  pending  or
threatened   litigation  involving  the  Fund  in  any   capacity
whatsoever.


ADDITIONAL INFORMATION
This Prospectus omits certain information contained in the registration statement on file with the Securities & Exchange Commission. The registration statement may be inspected without charge at the principal office of the Commission in Washington, D.C. and copies of all or part thereof may be obtained upon payment of the fee prescribed by the Commission. Shareholders may also direct inquiries to the Fund by phone or at the address given on page one of this Prospectus.






                 MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
                   WEST CHESTER, PENNSYLVANIA

                      Financial Statements
                      for the Period Ended
                       December 31, 1995
                              and
                  Independent Auditor's Report





































                  Independent Auditor's Report


To the Shareholders and
 Board of Directors
Manor Investment Funds, Inc.

I have audited the accompanying statement of assets and liabilities of Manor Investment Funds, Inc. (the Fund), a development stage enterprise, including the schedule of portfolio investments, as of December 31, 1995, and the related statements of operations and changes in net assets, and selected per share data and ratios for the period then ended. These financial statements and per share data and ratios (hereafter referred to collectively as "financial statements") are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements based on my audit.

I conducted my audit in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Manor Investment Funds, Inc. as of December 31, 1995, and the results of its operations and the changes in its net assets, and the selected per share data and ratios for the period then ended, in conformity with generally accepted accounting principles.





February 11, 1996



                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
              STATEMENT OF ASSETS AND LIABILITIES
                          December 31, 1995

ASSETS


Investments in securities, at value (cost $70,249)     $ 69,947

Cash equivalents                                         41,161

Dividends and interest receivable                           161

                                                            Total
                                                       Assets
                                                       $111,269


LIABILITIES

Accounts payable                                       $    206


NET ASSETS

Net assets (equivalent to $9.97 per share based on
 11,136 shares of capital stock outstanding) (Note 3)  $111,063














The accompanying notes are an integral part of these financial statements.





                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
                    PORTFOLIO OF INVESTMENTS
                        December 31, 1995

                                                         MARKET
COMMON STOCK (Shares)              63.0%       COST       VALUE

Airlines                            6.6%
100 Delta Airlines                           $  6,913  $  7,363

Automobile Manufacturers            4.7%
100 General Motors                              5,138     5,288

Banking                             6.3%
100 NationsBank                                 7,150     6,963

Communications Equipment            4.0%
300 Scientific Atlanta                          4,150     4,500

Electronic Equipment Manufacturers  4.0%
100 Micron Technology                           7,225     3,962

Financial Services                 10.1%
120 Allstate Insurance                          4,945     4,935
100 Travelers, Inc.                             5,711     6,262
                                               10,656    11,197
Metals, Mining & Refining          10.3%
200 CyprusAmax Minerals                         5,275     5,225
100 Phelps Dodge                                6,325     6,225
                                               11,600    11,450
Multi-Industry                      6.5%
100 General Electric                            6,525     7,200

Paper                              10.8%
140 Federal Paper Board                         5,292     7,262
100 Union Camp Corp.                            5,600     4,762
                                               10,892    12,024

     TOTAL COMMON STOCK                      $ 70,249  $ 69,947


The accompanying notes are an integral part of these financial statements.



                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
                     STATEMENT OF OPERATIONS
                 Period Ended December 31, 1995

Investment income
  Dividends                                  $  264
  Interest                                      536
    Total investment income                            $  800

Expenses
  Custodian (note 5)                            220
  Other (note 4)                                207
    Total expenses                                        427

Net investment income                                     373

Unrealized depreciation of investments                   (302)

Net increase in net assets resulting
 from operations                                       $   71



















The accompanying notes are an integral part of these financial statements.

                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
               STATEMENT OF CHANGES IN NET ASSETS
                 Period Ended December 31, 1995

Increase in net assets
 from operations
   Investment income-net                     $  373
   Unrealized depreciation of investments      (302)
     Net increase in net assets resulting
      from operations                                  $   71

Distributions to shareholders from
  investment income-net                                  (366)

Capital share transactions (note 3)                   111,358

     Total increase                                   111,063

Net assets
  September 13, 1995 (Inception)                            0

  December 31, 1995                                  $111,063

















The accompanying notes are an integral part of these financial statements.

                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
                    SUPPLEMENTARY INFORMATION
                 Period Ended December 31, 1995

PER SHARE DATA

Investment income                            $ .07

Expenses                                       .04

Investment income-net                                  $ .03

Distribution of net investment income                   (.03)

Unrealized depreciation of investments                  (.03)

Capital share transactions                              10.10

Net increase in net asset value                        $10.07

Net asset value September 13, 1995                          0

Net asset value December 31, 1995                      $10.07

Based on 11,023 weighted average shares outstanding for the period.


RATIOS (to Average Net Assets)

Investment income-net                                    .34%*

Expenses                                                 .38%*

*1.24% and 1.50%, respectively when annualized.




The accompanying notes are an integral part of these financial statements.




                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
                        December 31, 1995
Note 1-Organization

Manor Investment Funds, Inc. (the Fund) was incorporated in Pennsylvania on September 13, 1995. The Fund is in the initial stages of development. It is an open-end, non-diversified management investment company which is in the process of registering under the Investment Company Act of 1940.

The Fund's primary objective is capital appreciation. It invests primarily in common stock of large U. S. corporations.

Note 2-Significant Accounting Policies

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

Security Valuation-Common stocks are valued at the latest quoted sales price at the close of the New York Stock Exchange on the valuation date.

There were no sales of securities during the period September 13,
1995 through December 31, 1995.  Net unrealized losses ($302)  on
securities  are  the  same  for  financial  reporting   and   tax
reporting.  Purchases of securities totaled $70,249.

Cash Equivalents-Cash equivalents consist of a money market account, at cost which approximates market value, with the custodian.

Federal Income Taxes-The Fund intends to qualify as a regulated investment company and distribute all of its taxable income.
Accordingly, no provision for federal income taxes is required in these financial statements.

Development  Stage-During  this  development  stage  net   assets
increased   $71   from  net  investment  income  and   unrealized
securities losses.
                  MANOR INVESTMENT FUNDS, INC.
                (A Development Stage Enterprise)
    NOTES TO STATEMENT OF ASSETS AND LIABILITIES (Continued)
                       December 31, 1995


Note 3-Capital Share Transactions

On incorporation, 10,000,000 shares of $.001 par value capital stock was authorized. Mr. Daniel A. Morris (see note 4), President of the Fund, and his wife own all of the Fund's outstanding stock at December 31, 1995. During the period ended December 31, 1995, 11,099 shares were sold to them for $110,992, and 37 shares were sold through dividend reinvestment of $366.

Note 4-Investment Advisory Fee

The Fund has an investment management and advisory services agreement (the Agreement) with Morris Investment Management
Services, Inc. (Morris). Morris' sole shareholder, officer and director is Daniel A. Morris.

Monthly, the Fund will pay Morris a fee equivalent to one percent per annum of the daily average net assets of the Fund. The Fund will bear expenses necessary and incidental to the conduct of its business. However, Morris will forego all or a portion of its fees to maintain total Fund expenses at no more than 1.5% annually of averaged assets. Accordingly, Morris has incurred expenditures of $7,653 on behalf of the Fund, for which it will not be reimbursed.

The Agreement must be approved annually by a majority vote of the Fund's non-interested Board Directors.

Note 5-Custody Agreement

Under an agreement, The First National Bank of West Chester (FNB) will act as the Fund's custodian. FNB's fees will be in accordance with its standard rates for such services, payable monthly. Such fees were $220 for the period ended December 31, 1995.



To the Shareholders and
 Board of Directors
Manor Investment Funds, Inc.

In planning and performing my audit of the financial statements and selected per share data and ratios (hereafter referred to collectively as the "financial statements") of Manor Investment Funds, Inc. (the Fund), for the period ended December 31, 1995, I considered its internal control structure, including procedures for safeguarding securities. I did so to determine my auditing procedures for the purpose of expressing my opinion on the financial statements, and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control structure.

The management of the Fund is responsible for establishing and maintaining an internal control structure. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of internal control structure policies and procedures. Two of the objectives of an internal control structure are to provide management with reasonable, but not absolute, assurance that assets are safeguarded against loss from unauthorized use or disposition and that transactions are executed in accordance with management's authorization and recorded properly to permit preparation of financial statements in conformity with generally accepted accounting principles.

Because of inherent limitations in any internal control structure, errors or irregularities may occur and not be detected. Also, projection of any evaluation of the structure to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

My consideration of the internal control structure would not necessarily disclose all matters in the internal control structure that might be material weaknesses, under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control structure elements does not reduce to a relatively low level the risk that errors or irregularities in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving the internal control structure, including procedures for safeguarding securities, that I consider to be material weakness as defined above as of December 31, 1995

This report is intended solely for the information and use of management and the Securities and Exchange Commission.



February 11, 1996
February 11, 1996

Mr. Claude B. Granese, CPA
P.O. Box 483
1108 North Bethlehem Pike
Spring House, PA 19477

In connection with your audit of the statements of assets and liabilities of Manor Investment Funds, Inc. (the Fund), a development stage enterprise, including the schedule of portfolio investments, as of December 31, 1995, and the related statements of operations and changes in net assets, and selected per share data and ratios for the period then ended for the purpose of expressing an opinion as to whether such financial statements, per share data and ratios presents fairly, in all material respects, the financial position, results of operations, and changes in net assets of the Fund in conformity with generally accepted accounting principles, we confirm, to the best of our knowledge and belief, the following representations made to you during your audit:

1. We are responsible for the fair presentation in the financial statements, of financial position, results of operations, changes in net assets, and selected per share data and ratios in conformity with generally accepted accounting principles.

2. We have made available to you:

   a. All financial records and related data

   b. All minutes of the meetings of stockholders, directors, and committees of directors, or summaries of actions of recent meetings for which minutes have not yet been prepared

   c. Information relating to all statutes, laws, rules and regulations that have a direct effect on our financial statements

3. There have been no:

   a. Irregularities involving management or employees who have significant roles in the internal control structure

   b. Irregularities involving employees that could have a material effect on the financial statements

   c. Communications from regulatory agencies concerning noncompliance with, or deficiencies in, financial reporting practices that could have a material effect on the financial statement
   d. Arrangements with financial institutions involving compensating balances or other arrangements involving restrictions on cash balances and line of credit or similar arrangements

   e. Agreements to repurchase assets previously sold

   f. Security agreements under the Uniform Commercial Code

   g. Contractual obligations for purchases of assets

   h. Liens, encumbrances, or subordination of assets pledged as collateral in any way

   i. Subordination of any liabilities

   j. Lease or rental obligations under noncancelable long-term leases

4. We have no plans or intentions that may materially affect the carrying value or classification of assets and liabilities.

5. The following have been properly recorded or disclosed in the financial statements:

   a. Related-party transactions and related amounts receivable or payable, including contracts with the investment adviser, Morris Investment Management
      Services, Inc.

   b. Capital stock transactions representing seed money to start the Fund, and dividend reinvestments.

6. There are no:

   a. Violations or possible violations of laws or regulations whose effects should be considered for disclosure in the financial statements or as a basis for recording a loss contingency

   b. Other material liabilities or gain or loss contingencies that are required to be accrued or disclosed by Statement of Financial Accounting Standards No. 5

7. There are no unasserted claims or assessments that our lawyer has advised are probable of assertion and must be disclosed in accordance with Statement of Financial
   Accounting Standards No. 5.

8. There are no material transactions that have not been properly recorded in the accounting records underlying the financial statements.

 9. The Fund has satisfactory title to all owned assets, and there are no liens or encumbrances on such assets nor has any asset been pledged.

10. We have complied with all aspects of contractual agreements that would have a material effect on the financial statements in the event of noncompliance.

11. We advise you that to the best of our knowledge and belief:

   a. The Fund has complied with the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder, complied with the provisions of its Prospectus and the requirements of the Blue Sky Laws of Pennsylvania

   b. The Fund intends to qualify as a regulated investment company

   c. The disclosures made in the Fund's annual report and financial statements are true and accurate

12. No events have occurred subsequent to the financial statement date that would require adjustments to, or disclosure in, the financial statements.




___________________________
Daniel A. Morris, President
Manor Investment Funds, Inc.